Summary of Significant Accounting Policies - Comprehensive Loss (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended			15 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Accounting Policies [Abstract]
Foreign currency exchange translation adjustment	$ 5,568	$ (6,797)	$ 6,071	$ (802)	$ (802)